Inventories (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary Of Inventories [Line Items]
In-process	$ 97	$ 143
Concentrate	108	152
Precious metals	26	31
Materials, supplies and other	486	470
Total Inventories	717	796
Inventory Write Down			26
Costs Applicable to Sales [Member]
Summary Of Inventories [Line Items]
Inventory Write Down	14	5
Amortization [Member]
Summary Of Inventories [Line Items]
Inventory Write Down	3
Twin Creeks [Member]
Summary Of Inventories [Line Items]
Inventory Write Down	1		1
Carlin [Member]
Summary Of Inventories [Line Items]
Inventory Write Down	2	1	4
Boddington [Member]
Summary Of Inventories [Line Items]
Inventory Write Down	6
Tanami [Member]
Summary Of Inventories [Line Items]
Inventory Write Down	1	2
Batu Hijau [Member]
Summary Of Inventories [Line Items]
Inventory Write Down	7		3
Minera Yanacocha [Member]
Summary Of Inventories [Line Items]
Inventory Write Down		2
Hope Bay [Member] | Other Expense [Member]
Summary Of Inventories [Line Items]
Inventory Write Down			17
Phoenix [Member]
Summary Of Inventories [Line Items]
Inventory Write Down			$ 1